PROPERTY, PLANT AND EQUIPMENT - Amounts Recognized in Income Statement Related to Leases (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Depreciation of right-of-use assets	€ 32,851	€ 26,786	€ 19,589
Interest expense on lease liabilities	5,032	3,356	1,450
Variable lease payments not included in the measurement of lease liabilities	1,245	1,781	1,213
Expenses relating to short-term leases and leases of low-value assets	4,043	3,077	2,842
Total expenses recognized	€ 43,171	€ 35,000	€ 25,094